Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$995,717.47

Principal:
Principal Collections	$16,608,273.13
Prepayments in Full	$6,930,106.26
Liquidation Proceeds	$121,809.65
Recoveries	$72,177.71
Sub Total	$23,732,366.75
Collections	$24,728,084.22

Purchase Amounts:
Purchase Amounts Related to Principal	$70,558.35
Purchase Amounts Related to Interest	$39.88
Sub Total	$70,598.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,798,682.45

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,798,682.45
Servicing Fee	$512,444.20	$512,444.20	$0.00	$0.00	$24,286,238.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,286,238.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,286,238.25
Interest - Class A-3 Notes	$116,202.48	$116,202.48	$0.00	$0.00	$24,170,035.77
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$24,112,665.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,112,665.02
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$24,086,680.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,086,680.60
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$24,063,869.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,063,869.93
Regular Principal Payment	$21,816,599.46	$21,816,599.46	$0.00	$0.00	$2,247,270.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,247,270.47
Residual Released to Depositor	$0.00	$2,247,270.47	$0.00	$0.00	$0.00

Total		$24,798,682.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,816,599.46
Total					$21,816,599.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,816,599.46	$51.48	$116,202.48	$0.27	$21,932,801.94	$51.75
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$21,816,599.46	$16.58	$222,368.32	$0.17	$22,038,967.78	$16.75

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$340,104,810.40	0.8025504	$318,288,210.94	0.7510694
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$540,884,810.40	0.4110692	$519,068,210.94	0.3944887

Pool Information
Weighted Average APR	1.987%	1.983%
Weighted Average Remaining Term	41.37	40.53
Number of Receivables Outstanding	26,611	26,140
Pool Balance	$614,933,038.51	$590,923,620.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$567,200,940.66	$545,384,341.20
Pool Factor	0.4301499	0.4133552

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$45,539,279.16
Targeted Overcollateralization Amount	$71,855,409.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,855,409.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$278,670.76
(Recoveries)		31	$72,177.71
Net Loss for Current Collection Period			$206,493.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4030%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1673%
Second Prior Collection Period			0.2819%
Prior Collection Period			0.2860%
Current Collection Period			0.4110%
Four Month Average (Current and Prior Three Collection Periods)			0.2865%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1123	$3,463,845.17
(Cumulative Recoveries)			$573,873.21
Cumulative Net Loss for All Collection Periods			$2,889,971.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2022%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,084.46
Average Net Loss for Receivables that have experienced a Realized Loss			$2,573.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	223	$6,056,806.10
61-90 Days Delinquent	0.20%	35	$1,173,377.48
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.02%	3	$95,447.85
Total Delinquent Receivables	1.24%	261	$7,325,631.43

Repossession Inventory:
Repossessed in the Current Collection Period		7	$173,125.63
Total Repossessed Inventory		9	$240,754.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1472%
Prior Collection Period			0.1278%
Current Collection Period			0.1454%
Three Month Average			0.1401%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2147%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	24

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,383,344.35
2 Months Extended	124	$3,455,319.80
3+ Months Extended	25	$681,385.07

Total Receivables Extended	235	$6,520,049.22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer